Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Schedule III - Supplementary Insurance Information
Supplementary Insurance Information

Notes to Condensed Financial Information of Registrant

Sirius International Insurance Group, Ltd. (the Registrant) investments in consolidated subsidiaries are stated at cost plus equity in income of consolidated subsidiaries. The accompanying condensed financial statements of the Registrant should be read in conjunction with the Consolidated Financial Statements and Notes thereto of Sirius International Insurance Group, Ltd. included in the Registrant’s Form S‑4 filed with the Securities and Exchange Commission on August 6, 2018.

Sirius International Insurance Group, Ltd.

Schedule III

Supplementary Insurance Information

As at and for the years ended December 31, 2017, 2016, and 2015

	As at and for the year ended December 31, 2017
		Loss and				Insurance
		Loss	Unearned	Net Earned		and		Net Written
	Deferred	Adjustment	Insurance and	Insurance and	Loss and Loss	Reinsurance	Other	Insurance and
	Acquisition	Expense	Reinsurance	Reinsurance	Adjustment	Acquisition	Underwriting	Reinsurance
	Costs	Reserves	Premiums	Premiums	Expenses	Expenses	Expenses	Premiums
	(Millions)
Global Property	$43.5	$759.6	$195.7	$564.4	$512.4	$112.9	$63.3	$556.2
Global A&H	49.1	206.2	195.8	306.8	179.8	89.6	23.4	341.5
Specialty & Casualty	28.2	304.5	115.0	163.2	104.9	41.1	16.5	193.0
Runoff & Other	0.1	628.2	0.3	0.9	14.1	(3.5)	2.9	(0.5)
Corporate Elimination	—	—	—	—	—	(42.9)	—	—
Total	$120.9	$1,898.5	$506.8	$1,035.3	$811.2	$197.2	$106.1	$1,090.2

	As at and for the year ended December 31, 2016
		Loss and				Insurance
		Loss	Unearned	Net Earned		and		Net Written
	Deferred	Adjustment	Insurance and	Insurance and	Loss and Loss	Reinsurance	Other	Insurance and
	Acquisition	Expense	Reinsurance	Reinsurance	Adjustment	Acquisition	Underwriting	Reinsurance
	Costs	Reserves	Premiums	Premiums	Expenses	Expenses	Expenses	Premiums
	(Millions)
Global Property	$43.5	$506.6	$171.3	$481.8	$268.5	$100.3	$65.1	$514.2
Global A&H	24.4	158.3	122.5	272.2	171.6	71.7	23.3	277.6
Specialty & Casualty	18.3	314.0	85.3	135.2	75.6	37.7	15.1	137.4
Runoff & Other	(1.5)	641.2	18.9	0.9	3.6	0.6	3.8	8.9
Corporate Elimination	—	—	—	—	—	—	—	—
Total	$84.7	$1,620.1	$398.0	$890.1	$519.3	$210.3	$107.3	$938.1

	As at and for the year ended December 31, 2015
		Loss and Loss	Unearned	Net Earned		Insurance and		Net Written
	Deferred	Adjustment	Insurance and	Insurance and	Loss and Loss	Reinsurance	Other	Insurance and
	Acquisition	Expense	Reinsurance	Reinsurance	Adjustment	Acquisition	Underwriting	Reinsurance
	Costs	Reserves	Premiums	Premiums	Expenses	Expenses	Expenses	Premiums
	(Millions)
Global Property	$33.4	$454.9	$142.8	$446.0	$167.1	$84.0	$65.8	$440.7
Global A&H	22.4	147.4	111.5	258.1	158.1	70.9	24.2	262.3
Specialty & Casualty	18.2	351.4	85.2	138.2	97.8	32.3	15.6	147.5
Runoff & Other	0.6	690.7	2.7	4.7	(0.3)	2.6	2.3	(2.9)
Corporate Elimination	—	—	—	—	—	—	—	—
Total	$74.6	$1,644.4	$342.2	$847.0	$422.7	$189.8	$107.9	$847.6